Following is the Annual Report for the Tennessee Tax-Free Bond Fund, covering the twelve-month reporting period ended July 31, 1998. If you have any questions or comments, please contact your investment representative.





Investment Review
-------------------------------------------------------------------------------

    The Tennessee Tax-Free Bond Fund continues to invest in a mix of instruments intended to provide income free of federal and state taxes for Tennessee residents. In keeping with the fund's investment policies, only investment grade bonds were purchased or held by the fund during the fiscal year ended July 31, 1998, with AAA rated securities comprising the largest percentage of assets.

    Overall, interest rates declined significantly during the fiscal year. The ten-year treasury yield declined by about 1/2 percent. Municipal yields did not move nearly as much; ten-year AAA rated municipal yields declined by less than 1/5 of 1%. The disparity between declines in treasury yields and tax-free bond yields was more pronounced in lower rated sectors. Also, the fiscal year began with historically tight spreads between higher and lower rated municipal issues. Consequently, the fund emphasized issues in the highest credit ratings. Net redemptions during the year meant this goal was accomplished primarily by liquidations of lower rated issues.

    The fund's total rate of return for the fiscal year ended July 31, 1998, was 3.91%, or 1.86% adjusted for the 2% sales charge.* The net asset value ended the year essentially where it began, $10.90 at the end of the twelve-month reporting period versus $10.91 at the beginning. A monthly double-tax free income stream totaling $0.43 per share accounted for the entire total return. Since the Tennessee Tax-Free Bond Fund began operation on August 30, 1993, it has produced an annualized total return of 5.32%, or 4.90% adjusted for the 2% sales charge.*



  *Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


TENNESSEE TAX-FREE BOND FUND
-------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTED IN TENNESSEE TAX-FREE BOND FUND

  The graph below illustrates the hypothetical investment of $10,000* in the Tennessee Tax-Free Bond Fund (the "Fund") from August 30, 1993 (start of performance) to July 31, 1998, compared to the Lehman Brothers 10 Year Municipal Bond Index ("LB10YRMBI")+ and the Lipper Intermediate Municipal Bond Average ("LIMBA").++



"Graphic representation "A" omitted.  See Appendix."


AVERAGE ANNUAL TOTAL RETURN** FOR THE PERIOD ENDED JULY 31, 1998

     1 Year............................................................... 1.86%

     Start of Performance (8/30/93)....................................... 4.90%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge on 8/30/93 of 4.00% ($10,000 investment minus $400 sales charge = $9,600). The Fund's maximum sales charge was reduced to 2.00% on 9/30/95. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB10YRMBI and the LIMBA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
** Total return quoted reflects the current 2.00% sales charge.
 + The LB10YRMBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the fund's performance. The index is unmanaged.
++ The LIMBA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories and is not adjusted to reflect any sales charges. However, this total return is reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
PORTFOLIO OF INVESTMENTS
JULY 31, 1998
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
  AMOUNT                                                    RATING*    VALUE
 --------- ----------------------------------------------   ------- -----------
 LONG-TERM MUNICIPAL NOTES--95.5%
 --------------------------------------------------------
           TENNESSEE--95.5%
           ----------------------------------------------
 $ 215,000  Chattanooga-Hamilton County, TN Hospital
            Authority, Refunding Revenue Bonds, 5.50%
            (Erlanger Medical Center)/(FSA INS)/(Original
            Issue Yield: 5.600%), 10/1/2006                    AAA   $   230,835
            ----------------------------------------------
 1,000,000  Chattanooga-Hamilton County, TN Hospital
            Authority, Refunding Revenue Bonds, 5.50%
            (Erlanger Medical Center)/(FSA INS)/(Original
            Issue Yield: 5.850%), 10/1/2013                    AAA     1,037,350
            ----------------------------------------------
 1,000,000  Clarksville, TN, Electric System Refunding
            Revenue Bonds, 5.125%, 9/1/2011                     A      1,008,230
            ----------------------------------------------
   500,000  Clarksville, TN, Water Sewer & Gas Refunding
            Revenue Bonds, 6.125% (MBIA INS)/(Original
            Issue Yield: 6.328%), 2/1/2012                     AAA       537,130
            ----------------------------------------------
   250,000  Germantown, TN, GO UT Refunding Bonds, 4.100%,
            1/1/2000                                           AAA       251,825
            ----------------------------------------------
   600,000  Germantown, TN, GO UT, 4.200%, 1/1/2001            AAA       606,372
            ----------------------------------------------
   250,000  Jackson, TN Health Educational & Housing Facilities Board, Hospital
            Revenue Bonds, 5.900% (Jackson-Madison County General
            Hospital)/(MBIA INS)/(Original Issue Yield:
            5.950%), 4/1/2000                                  AAA       258,070
            ----------------------------------------------
   400,000  Jackson, TN, Water & Sewer Refunding Revenue
            Bonds, 5.125% (AMBAC INS)/(Original Issue
            Yield: 5.350%), 1/1/2010                           AAA       409,640
            ----------------------------------------------
   440,000  Johnson City, TN Health & Education Facilities
            Board, Refunding Revenue Bonds, 6.750%
            (Johnson City Medical Center Hospital)/(MBIA
            INS)/(Original Issue Yield: 6.912%), 7/1/2006      AAA       479,164
            ----------------------------------------------
   250,000  Johnson City, TN Health & Education Facilities
            Board, Revenue Bonds, 6.750% (MBIA
            INS)/(United States Treasury PRF)/(Original
            Issue Yield: 6.912%), 7/1/2001 (@102)              AAA       273,230
            ----------------------------------------------
   500,000  Knox County, TN Health Education & Housing Facilities Board,
            Hospital Facilities Revenue Bonds (Series A), 4.900% (Fort Sanders
            Alliance)/(MBIA INS)/(Original Issue Yield:
            5.099%), 1/1/2005                                  AAA       516,225
            ----------------------------------------------
  1,000,000 County, TN, GO UT, 4.75%, 2/1/2006                 AA      1,024,400
            ---------------------------------------------
  1,030,000 Knoxville, TN Water System, Refunding Revenue
            Bonds (Series M), 5.200% (Original Issue
            Yield: 5.450%), 3/1/2010                          AA      1,047,129
            ---------------------------------------------
    700,000 Memphis, TN, GO UT, 5.000% (Original Issue
            Yield: 5.100%), 10/1/2018                         AA        689,899
            ---------------------------------------------
  1,000,000 Metropolitan Government Nashville & Davidson
            County, TN HEFA, Refunding Revenue Bonds,
            5.200% (Vanderbilt University), 7/1/2018          AA      1,000,820
            ---------------------------------------------
    750,000 Metropolitan Government Nashville & Davidson
            County, TN, Revenue Bonds (Series A), 6.000%
            (Original Issue Yield: 6.282%), 5/15/2017         AA        812,348
            ---------------------------------------------
    230,000 Metropolitan Government Nashville & Davidson
            County, TN, Water & Sewer Refunding Revenue
            Bonds, 5.200% (FGIC INS)/(Original Issue
            Yield: 5.530%), 1/1/2013                          AAA       239,241
            ---------------------------------------------
    160,000 Montgomery Co, TN Public Building Authority,
            Pooled Financing Government Obligation
            Revenue Bonds, 7.500% (Tennessee County Loan
            Pool)/(Prudential Insurance Co. of America
            INS), 12/15/2000                                  AA-       162,205
            ---------------------------------------------
    800,000 Mount Juliet, TN Public Building Authority,
            Revenue Bonds (Series O), 7.000% (MBIA INS),
            2/1/2006                                          AAA       868,912
            ---------------------------------------------
  1,000,000 Putnam County, TN, GO UT Bonds, 5.125% (MBIA
            INS)/(Original Issue Yield: 5.350%), 4/1/2011     AAA     1,016,290
            ---------------------------------------------
    400,000 Shelby County, TN Health Education & Housing
            Facilities Board, Revenue Bonds, 6.000% (St.
            Joseph Hospital East, Inc.)/(Original Issue
            Yield: 6.370%), 3/1/2005                          Aaa       421,852
            ---------------------------------------------
    500,000 Shelby County, TN, GO UT Bonds, 5.100%
            (Original Issue Yield: 5.250%), 3/1/2011          AA+       508,150
            ---------------------------------------------
    250,000 Shelby County, TN, GO UT Refunding Bonds (Series B), 5.875%
            (Original Issue Yield:
            5.950%), 3/1/2007                                 AA+       264,468
            ---------------------------------------------
    400,000 Sullivan County, TN Health Educational &
            Housing Facilities Board, Revenue Bonds,
            5.750% (Holston Valley Health Board)/(MBIA
            INS)/(Original Issue Yield: 5.930%),
            2/15/2013                                         AAA       422,708
            ---------------------------------------------
  1,000,000 Tennessee Housing Development Agency,
            Refunding Revenue Bonds (Series A), 5.850%,
            7/1/2013                                          A+      1,038,480
            ---------------------------------------------
    500,000 Tennessee State Local Development Authority,
            Refunding Revenue Bonds (Series A), 5.650%,
            3/1/2007                                          AA-       534,615
            ---------------------------------------------
    495,000 Tennessee State Local Development Authority,
            Revenue Bonds, 6.100% (Community Provider
            Pooled Loan Program)/(Tennessee State GTD),
            10/1/2007                                          A        540,099
            ---------------------------------------------
    500,000 Tennessee State School Board Authority, Higher Education Facilities
            Revenue Bonds (Series A), 6.250% (Original Issue Yield:
            6.309%), 5/1/2017                                 AA        537,265
            ---------------------------------------------
    175,000 Tennessee State School Board Authority,
            Refunding Revenue Bonds, 5.750%, 5/1/2006         AA        175,168
            ---------------------------------------------
    700,000 Tennessee State, GO UT Bonds (Series A),
            5.550%, 3/1/2010                                  AAA       743,988
            ---------------------------------------------
    450,000 (a) Tennessee State, GO UT Bonds (Series B), 6.600% (United States
            Treasury PRF)/(Original
            Issue Yield: 6.600%), 6/1/2001 (@101.5)           AAA       487,490
            ---------------------------------------------
    785,000 Williamson County, TN, GO UT Refunding Bonds,
            6.000% (Original Issue Yield: 6.217%),
            3/1/2008                                          Aa1       874,843
            ---------------------------------------------           -----------
             TOTAL LONG-TERM MUNICIPAL NOTES
             (IDENTIFIED COST $18,339,133)                           19,018,441
            ---------------------------------------------           -----------
 MUTUAL FUND--3.1%
 --------------------------------------------------------
    610,097 Tennessee Municipal Cash Trust Fund (AT NET
            ASSET VALUE)                                                610,097
            ---------------------------------------------           -----------
            TOTAL INVESTMENTS (IDENTIFIED COST
             $18,949,230)(B)                                        $19,628,538
            ---------------------------------------------           -----------

(a) The issuer of this security has placed U.S. government securities in escrow with a trustee. The proceeds from the government securities will be used to pay principal and interest on the security.

(b) The cost of investments for federal tax purposes amounts to $18,949,230. The net unrealized appreciation of investments on a federal tax basis amounts to $679,308 which is comprised of $680,855 appreciation and $1,547 depreciation at July 31, 1998.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.


TENNESSEE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

Note: The categories of investments are shown as a percentage of net assets
      ($19,906,736) at July 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation FGIC--Financial Guaranty Insurance Company FSA--Financial Security Assurance GO--General Obligation GTD--Guaranty HEFA--Health and Education Facilities Authority INS--Insured
MBIA--Municipal Bond Investors Assurance PRF--Prerefunded UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)


TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1998
--------------------------------------------------------------------------------

ASSETS:
----------------------------------------------------------------
Total investments in securities, at value (identified and
tax cost $18,949,230)                                            $19,628,538
----------------------------------------------------------------
Cash                                                                   8,256
----------------------------------------------------------------
Income receivable                                                    303,951
----------------------------------------------------------------
Receivable for shares sold                                             4,580
----------------------------------------------------------------
Other assets                                                             813
---------------------------------------------------------------- -----------
  Total assets                                                    19,946,138
----------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------
Accrued expenses                                                      39,402
---------------------------------------------------------------- -----------
Net Assets for 1,826,537 shares outstanding                      $19,906,736
---------------------------------------------------------------- -----------
NET ASSETS CONSIST OF:
----------------------------------------------------------------
Paid in capital                                                  $19,159,093
----------------------------------------------------------------
Net unrealized appreciation of investments                           679,308
----------------------------------------------------------------
Accumulated net realized loss on investments                          (5,089)
----------------------------------------------------------------
Undistributed net investment income                                   73,424
---------------------------------------------------------------- -----------
  Total Net Assets                                               $19,906,736
---------------------------------------------------------------- -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:
----------------------------------------------------------------
Net Asset Value Per Share ($19,906,736/1,826,537 shares
outstanding)                                                          $10.90
---------------------------------------------------------------- -----------
Offering Price Per Share (100/98.00 of $10.90)*                       $11.12
---------------------------------------------------------------- -----------
Redemption Proceeds Per Share                                         $10.90
---------------------------------------------------------------- -----------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)



TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------
Interest                                                        $1,155,591
--------------------------------------------------------------  ----------
EXPENSES:
----------------------------------------------------
Investment advisory fee                               $169,700
----------------------------------------------------
Administrative personnel and services fee              120,001
----------------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                                29,243
----------------------------------------------------
Directors'/Trustees' fees                               15,761
----------------------------------------------------
Auditing fees                                           23,947
----------------------------------------------------
Legal fees                                               1,116
----------------------------------------------------
Portfolio accounting fees                               50,390
----------------------------------------------------
Share registration costs                                24,678
----------------------------------------------------
Miscellaneous                                            4,445
----------------------------------------------------  --------
  Total expenses                                       439,281
----------------------------------------------------
Waivers--
----------------------------------------------------
  Waiver of investment advisory fee                   (169,700)
----------------------------------------------------  --------
    Net expenses                                                   269,581
--------------------------------------------------------------  ----------
      Net investment income                                        886,010
--------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------
Net realized gain on investments                                   131,970
--------------------------------------------------------------
Net change in unrealized depreciation of investments              (151,527)
--------------------------------------------------------------  ----------
  Net realized and unrealized loss on investments                  (19,557)
--------------------------------------------------------------  ----------
    Change in net assets resulting from operations              $  866,453
--------------------------------------------------------------  ----------

(See Notes which are an integral part of the Financial Statements)



TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     YEAR ENDED    YEAR ENDED
                                                    JULY 31, 1998 JULY 31, 1997
                                                    ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------
OPERATIONS--
--------------------------------------------------
Net investment income                                $   886,010   $ 1,181,895
--------------------------------------------------
Net realized gain on investments ($131,970 and
$67,723, respectively, as computed for federal tax
purposes)                                                131,970        67,723
--------------------------------------------------
Net change in unrealized appreciation/depreciation      (151,527)      884,764
--------------------------------------------------   -----------   -----------
  Change in net assets resulting from operations         866,453     2,134,382
--------------------------------------------------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------
Distributions from net investment income                (887,438)   (1,214,918)
--------------------------------------------------   -----------   -----------
SHARE TRANSACTIONS--
--------------------------------------------------
Proceeds from sale of shares                             588,837     1,420,926
--------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                     155,726       110,472
--------------------------------------------------
Cost of shares redeemed                               (6,666,092)   (6,269,412)
--------------------------------------------------   -----------   -----------
  Change in net assets resulting from share
   transactions                                       (5,921,529)   (4,738,014)
--------------------------------------------------   -----------   -----------
    Change in net assets                              (5,942,514)   (3,818,550)
--------------------------------------------------
NET ASSETS:
--------------------------------------------------
Beginning of period                                   25,849,250    29,667,800
--------------------------------------------------   -----------   -----------
End of period (including undistributed net
investment income of $73,424 and $74,852,
respectively)                                        $19,906,736   $25,849,250
--------------------------------------------------   -----------   -----------

(See Notes which are an integral part of the Financial Statements)


TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             YEAR ENDED JULY 31,
                                   -------------------------------------------
                                    1998     1997     1996     1995    1994(A)
                                   -------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF
PERIOD                              $10.91   $10.54   $10.46   $10.22   $10.50
----------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------
 Net investment income                0.44     0.45     0.50     0.51     0.44
----------------------------------
 Net realized and unrealized gain
 (loss) on investments               (0.02)    0.38     0.07     0.24    (0.31)
---------------------------------- -------  -------  -------  -------  -------
 Total from investment operations     0.42     0.83     0.57     0.75     0.13
---------------------------------- -------  -------  -------  -------  -------
LESS DISTRIBUTIONS
----------------------------------
 Distributions from net investment
  income                             (0.43)   (0.46)   (0.49)   (0.51)   (0.41)
---------------------------------- -------  -------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD      $10.90   $10.91   $10.54   $10.46   $10.22
---------------------------------- -------  -------  -------  -------  -------
TOTAL RETURN (B)                      3.91%    8.12%    5.57%    7.60%    1.19%
----------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------
 Expenses                             1.19%    1.10%    0.86%    0.61%    0.56%*
----------------------------------
 Net investment income                3.92%    4.23%    4.62%    4.93%    4.69%*
----------------------------------
 Expense waiver/reimbursement (c)     0.75%    0.75%    0.80%    0.95%    0.87%*
----------------------------------
SUPPLEMENTAL DATA
----------------------------------
 Net assets, end of period (000
  omitted)                         $19,907  $25,849  $29,668  $35,888  $42,400
----------------------------------
 Portfolio turnover                      4%      11%       0%       3%      30%
----------------------------------

  * Computed on an annualized basis.

(a) Reflects operations for the period from August 30, 1993 (date of initial public investment) to July 31, 1994. For the period from August 5, 1993 (start of business) to August 29, 1993, all income was distributed to the administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


TENNESSEE TAX-FREE BOND FUND
(A PORTFOLIO OF THE PLANTERS FUNDS)
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1998
-------------------------------------------------------------------------------

1. ORGANIZATION

The Planters Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The financial statements included herein are only those of Tennessee Tax-Free Bond Fund (the "Fund"), a non-diversified portfolio. At July 31, 1998, the Trust did not offer any other portfolios. The investment objective of the Fund is to provide current income exempt from federal income tax and personal income taxes imposed by the state of Tennessee and Tennessee municipalities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  At July 31, 1998, the Fund, for federal tax purposes, had a capital loss carryforward of $5,089, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:



    EXPIRATION YEAR  EXPIRATION AMOUNT
    ---------------  -----------------
         2004                                                      $5,089




TENNESSEE TAX-FREE BOND FUND
-------------------------------------------------------------------------------

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                YEAR ENDED JULY 31,
                                                --------------------
                                                    1998       1997
----------------------------------------------  ---------  ---------
Shares sold                                        53,992    132,996
----------------------------------------------
Shares issued to shareholders in payment of
distributions declared                             14,293     10,391
----------------------------------------------
Shares redeemed                                  (611,569)  (587,888)
----------------------------------------------  ---------  ---------
  Net change resulting from share transactions   (543,284)  (444,501)
----------------------------------------------  ---------  ---------

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE--Union Planters National Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  As of July 31, 1998, Union Planters National Bank was the owner of record of approximately 1,652,464 shares, which is 90.5% of the Fund.

  ADMINISTRATIVE FEE--Federated Services Company ("FServ") provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Fund for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $120,000 per portfolio and $25,000 per each additional class of shares.


TENNESSEE TAX-FREE BOND FUND
-------------------------------------------------------------------------------

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended July 31, 1998, were as follows:

---------
PURCHASES  $  949,922
---------  ----------
SALES      $6,838,355
---------  ----------

7. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at July 31, 1998, 35.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 22.3% of total investments.



INDEPENDENT ACCOUNTANTS' REPORT
-------------------------------------------------------------------------------

To the Trustees and Shareholders of
TENNESSEE TAX-FREE BOND FUND:
(a Portfolio of The Planters Funds):

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments (except for the Credit Ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Tennessee Tax-Free Bond Fund (the "Fund") at July 31, 1998, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted auditing principals. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Chicago, Illinois
September 16, 1998








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Cusip 727426108
G01601-01 (9/98)






A. The graphic representation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant of the graphic presentation. The Tennessee Tax-Free Bond Fund is represented by a solid line, whereas Lehman Brothers 10 Year Municipal Bond Index is represented by a broken dotted line and the Lipper Intermediate Municipal Bond Average is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment of $10,000 in the Tennessee Tax-Free Bond Fund and Lehman Brothers 10 Year Municipal Bond Index and Lipper Intermediate Municipal Bond Average for the period from August 30, 1993 (start of performance) to July 31, 1998. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the ending value of the hypothetical investment in the Tennessee Tax-Free Bond Fund as compared to Lehman Brothers 10 Year Municipal Bond Index and Lipper Intermediate Municipal Bond Average; the ending values are $12,397; $13,444; and $12,653, respectively.